DBX ETF Trust | 1
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 96.3%
Brazil — 3.0%
Ambev SA
132,877 292,257
Atacadao SA
16,946 31,984
B3 SA — Brasil Bolsa Balcao
168,775 343,597
Banco Bradesco SA
47,898 104,347
Banco BTG Pactual S.A
46,865 281,680
Banco do Brasil SA
60,048 309,846
Banco Santander Brasil SA
12,323 65,063
BB Seguridade Participacoes SA
22,504 138,299
Caixa Seguridade Participacoes
S/A
18,539 52,451
CCR SA
36,144 82,798
Centrais Eletricas Brasileiras SA
35,067 232,119
Cia de Saneamento Basico do
Estado de Sao Paulo
5,763 80,987
Cia Energetica de Minas Gerais
3,260 7,493
Companhia Paranaense de
Energia
20,492 31,737
CPFL Energia SA
46 298
Energisa SA
6,234 54,217
Engie Brasil Energia SA
7,758 63,973
Equatorial Energia SA
9,656 53,701
Hapvida Participacoes e
Investimentos SA*, 144A
94,389 71,656
Hypera SA
13,239 68,388
Itau Unibanco Holding SA
16,739 85,831
Klabin SA
25,214 97,482
Localiza Rent a Car SA
16,526 134,356
Lojas Renner SA
33,443 83,483
Magazine Luiza SA*
9,794 23,088
Multiplan Empreendimentos
Imobiliarios SA
11,144 48,131
Natura & Co. Holding SA
15,946 45,054
NU Holdings Ltd.*, Class A
42,360 503,237
Pagseguro Digital Ltd.*, Class A
7,149 87,575
Porto Seguro SA
2,215 12,791
Raia Drogasil SA
39,033 186,184
Rede D'Or Sao Luiz SA, 144A
31,598 165,089
Rumo SA
37,815 141,810
Sendas Distribuidora SA*
34,907 80,894
StoneCo Ltd.*, Class A
8,503 117,682
Suzano SA
21,790 201,903
Telefonica Brasil SA
13,926 114,729
TIM SA
26,918 81,227
TOTVS SA
15,136 82,709
WEG SA
23,815 170,144
XP, Inc., Series BDR
5,296 100,562
XP, Inc., Class A
6,783 128,809
(Cost $5,165,995)
5,059,661
Number
of Shares Value $
Chile — 0.4%
Banco de Chile
1,293,168 153,423
Banco de Credito e Inversiones
SA
3,457 98,020
Banco Santander Chile
2,031,212 96,062
Cencosud SA
37,879 71,075
Cia Sud Americana de Vapores
SA
675,657 43,735
Empresas CMPC SA
15,581 32,580
Enel Americas SA
374,539 37,016
Falabella SA*
25,321 76,646
Latam Airlines Group SA
1,411,491 18,974
(Cost $537,295)
627,531
China — 25.0%
360 Security Technology, Inc.*,
Class A
24,739 28,014
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
9,758 19,495
3peak, Inc.*, Class A
1,229 16,063
Accelink Technologies Co. Ltd.,
Class A
3,527 16,014
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
1,761 31,438
AECC Aero-Engine Control Co.
Ltd., Class A
172 485
Agricultural Bank of China Ltd.,
Class A
173,951 105,070
Agricultural Bank of China Ltd.,
Class H
833,823 348,521
Aier Eye Hospital Group Co. Ltd.,
Class A
24,707 41,201
Air China Ltd.*, Class A
7,378 7,583
Air China Ltd.*, Class H
21,252 11,301
Aisino Corp., Class A
13,760 15,203
Akeso, Inc.*, 144A
12,419 69,847
Alibaba Group Holding Ltd.
281,327 2,693,398
Amlogic Shanghai Co. Ltd.,
Class A
2,690 21,541
Angang Steel Co. Ltd., Class A
21,710 6,840
Angel Yeast Co. Ltd., Class A
2,209 9,294
Anjoy Foods Group Co. Ltd.,
Class A
667 8,364
Anker Innovations Technology
Co. Ltd., Class A
1,547 14,927
ANTA Sports Products Ltd.
24,039 255,804
Apeloa Pharmaceutical Co. Ltd.,
Class A
9,124 18,253
APT Medical, Inc.*, Class A
282 19,129
Asia - Potash International
Investment Guangzhou Co.
Ltd.*, Class A
3,946 10,370
ASR Microelectronics Co. Ltd.*,
Class A
2,562 13,751

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Asymchem Laboratories Tianjin
Co. Ltd., Class A
1,048 11,058
Asymchem Laboratories Tianjin
Co. Ltd., Class H, 144A
2,746 18,919
Autobio Diagnostics Co. Ltd.,
Class A
3,170 22,371
Autohome, Inc., ADR
2,671 75,856
Avary Holding Shenzhen Co.
Ltd., Class A
2,374 9,767
AVIC Industry-Finance Holdings
Co. Ltd., Class A
54,761 21,700
BAIC BluePark New Energy
Technology Co. Ltd.*, Class A
26,802 27,252
Baidu, Inc.*, ADR
8,300 806,760
Bank of Beijing Co. Ltd., Class A
61,261 49,056
Bank of Changsha Co. Ltd.,
Class A
11,356 13,422
Bank of Chengdu Co. Ltd., Class
A
14,679 31,911
Bank of China Ltd., Class A
83,736 51,154
Bank of China Ltd., Class H
2,473,963 1,170,044
Bank of Chongqing Co. Ltd.,
Class A
20,395 22,028
Bank of Communications Co.
Ltd., Class A
71,577 69,431
Bank of Communications Co.
Ltd., Class H
219,107 164,960
Bank of Guiyang Co. Ltd., Class
A
27,159 21,898
Bank of Hangzhou Co. Ltd.,
Class A
18,685 34,938
Bank of Jiangsu Co. Ltd., Class A
43,264 49,229
Bank of Nanjing Co. Ltd., Class A
26,996 38,518
Bank of Ningbo Co. Ltd., Class A
15,947 54,349
Bank of Shanghai Co. Ltd., Class
A
37,979 40,812
Bank of Suzhou Co. Ltd.*, Class
A
23,456 25,819
Bank of Zhengzhou Co. Ltd.*,
Class A
52,296 13,743
Baoshan Iron & Steel Co. Ltd.,
Class A
4,105 3,897
BBMG Corp., Class A
1,399 329
Beijing Dabeinong Technology
Group Co. Ltd., Class A
12,094 7,754
Beijing E-Hualu Information
Technology Co. Ltd.*, Class A
6,319 16,189
Beijing Enlight Media Co. Ltd.,
Class A
21,991 27,504
Beijing Kingsoft Office Software,
Inc., Class A
1,342 47,786
Beijing New Building Materials
PLC, Class A
830 3,691
Beijing Originwater Technology
Co. Ltd., Class A
17,318 11,151
Beijing Roborock Technology Co.
Ltd., Class A
159 9,120
Number
of Shares Value $
Beijing Shiji Information
Technology Co. Ltd.*, Class A
18,806 17,078
Beijing Tiantan Biological
Products Corp. Ltd., Class A
6,638 25,884
Beijing Tongrentang Co. Ltd.,
Class A
3,895 23,886
Beijing Ultrapower Software Co.
Ltd., Class A
15,608 18,168
Beijing United Information
Technology Co. Ltd., Class A
3,147 9,621
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
2,788 26,131
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
104,568 72,801
Bethel Automotive Safety
Systems Co. Ltd., Class A
3,543 17,486
Betta Pharmaceuticals Co. Ltd.,
Class A
3,142 16,350
BGI Genomics Co. Ltd., Class A
3,269 17,658
Bilibili, Inc.*, Class Z
8,737 124,186
Bloomage Biotechnology Corp.
Ltd., Class A
241 1,944
BOC International China Co.
Ltd., Class A
18,117 24,404
BOE Technology Group Co. Ltd.,
Class A
29,992 16,837
BTG Hotels Group Co. Ltd.*,
Class A
9,313 18,426
By-health Co. Ltd., Class A
4,968 10,335
Caida Securities Co. Ltd., Class
A
14,903 13,759
Caitong Securities Co. Ltd.,
Class A
25,555 25,386
Cathay Biotech, Inc., Class A
1,859 12,441
CECEP Solar Energy Co. Ltd.,
Class A
20,466 14,671
CECEP Wind-Power Corp., Class
A
48,480 21,479
CETC Cyberspace Security
Technology Co. Ltd., Class A
4,544 9,978
CGN Power Co. Ltd., Class A
38,695 22,308
CGN Power Co. Ltd.*, Class H,
144A
350,033 133,779
Changchun High-Tech Industry
Group Co. Ltd., Class A
1,484 21,401
Changjiang Securities Co. Ltd.,
Class A
29,880 22,694
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
1,203 20,339
Chaozhou Three-Circle Group
Co. Ltd., Class A
7,135 28,558
Chengxin Lithium Group Co.
Ltd., Class A
5,845 13,020
Chifeng Jilong Gold Mining Co.
Ltd., Class A
5,781 13,920

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
China Baoan Group Co. Ltd.,
Class A
11,478 15,635
China Cinda Asset Management
Co. Ltd., Class H
343,006 32,883
China CITIC Bank Corp. Ltd.,
Class A
23,611 23,423
China CITIC Bank Corp. Ltd.,
Class H
317,766 193,746
China Construction Bank Corp.,
Class A
17,941 17,378
China Construction Bank Corp.,
Class H
2,773,839 1,964,257
China Eastern Airlines Corp.
Ltd.*, Class A
14,380 7,815
China Eastern Airlines Corp.
Ltd.*, Class H
31,152 8,760
China Energy Engineering Corp.
Ltd., Class A
1,261 380
China Energy Engineering Corp.
Ltd.*, Class H
115,082 13,092
China Enterprise Co. Ltd., Class
A
51,865 19,696
China Everbright Bank Co. Ltd.,
Class A
97,775 43,587
China Everbright Bank Co. Ltd.,
Class H
247,859 79,522
China Feihe Ltd., 144A
51,367 25,410
China Film Co. Ltd.*, Class A
13,290 21,029
China Galaxy Securities Co. Ltd.,
Class A
16,700 26,447
China Galaxy Securities Co. Ltd.,
Class H
100,706 54,193
China Great Wall Securities Co.
Ltd., Class A
23,139 23,082
China Greatwall Technology
Group Co. Ltd., Class A
14,800 18,918
China International Capital Corp.
Ltd., Class A
7,929 34,387
China International Capital Corp.
Ltd., Class H, 144A
58,706 69,787
China Jushi Co. Ltd., Class A
7,155 11,282
China Lesso Group Holdings
Ltd.*
10,887 4,996
China Life Insurance Co. Ltd.,
Class H
192,603 272,778
China Literature Ltd.*, 144A
16,263 54,672
China Merchants Bank Co. Ltd.,
Class A
36,642 172,826
China Merchants Bank Co. Ltd.,
Class H
112,380 499,891
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
17,805 28,785
China Merchants Securities Co.
Ltd., Class A
22,251 43,443
China Merchants Securities Co.
Ltd., Class H, 144A
39,262 32,671
Number
of Shares Value $
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd.*, Class A
21,762 28,894
China Minsheng Banking Corp.
Ltd., Class A
77,440 41,661
China Minsheng Banking Corp.
Ltd., Class H
241,296 91,295
China National Chemical
Engineering Co. Ltd., Class A
6,120 6,888
China National Medicines Corp.
Ltd., Class A
618 2,891
China National Software &
Service Co. Ltd., Class A
5,768 24,340
China Pacific Insurance Group
Co. Ltd., Class A
3,368 13,337
China Pacific Insurance Group
Co. Ltd.*, Class H
60,187 156,942
China Railway Signal &
Communication Corp. Ltd.,
Class A
601 454
China Railway Signal &
Communication Corp. Ltd.,
Class H, 144A
1 0
China Rare Earth Resources And
Technology Co. Ltd., Class A
2,213 8,331
China Resources
Microelectronics Ltd., Class A
2,206 11,586
China Resources Mixc Lifestyle
Services Ltd., 144A
19,721 68,565
China Resources Pharmaceutical
Group Ltd., 144A
8,002 5,922
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
3,130 26,201
China Science Publishing &
Media Ltd., Class A
5,488 16,152
China South Publishing & Media
Group Co. Ltd., Class A
8,063 14,400
China Southern Airlines Co.
Ltd.*, Class A
490 396
China Southern Airlines Co.
Ltd.*, Class H
28,846 11,762
China Three Gorges Renewables
Group Co. Ltd., Class A
66,394 42,661
China Tourism Group Duty Free
Corp. Ltd., Class A
3,594 35,109
China Tourism Group Duty Free
Corp. Ltd., Class H, 144A
3,821 30,452
China Tower Corp. Ltd., Class
H, 144A
761,425 89,541
China United Network
Communications Ltd., Class A
47,979 30,169
China Vanke Co. Ltd., Class A
18,116 20,564
China Vanke Co. Ltd., Class H
39,596 27,179
China Yangtze Power Co. Ltd.,
Class A
56,636 207,360
China Zhenhua Group Science &
Technology Co. Ltd., Class A
3,129 19,438

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
China Zheshang Bank Co. Ltd.*,
Class A
60,518 24,814
China Zheshang Bank Co. Ltd.*,
Class H
81,401 23,515
Chinalin Securities Co. Ltd.*,
Class A
7,015 10,608
Chongqing Brewery Co. Ltd.,
Class A
2,337 22,168
Chongqing Rural Commercial
Bank Co. Ltd., Class A
17,531 12,446
Chongqing Rural Commercial
Bank Co. Ltd., Class H
78,061 35,921
Chongqing Taiji Industry Group
Co. Ltd.*, Class A
2,410 11,825
Chongqing Zhifei Biological
Products Co. Ltd., Class A
5,198 23,458
CITIC Securities Co. Ltd., Class A
29,638 75,931
CITIC Securities Co. Ltd., Class
H
64,201 99,625
CNGR Advanced Material Co.
Ltd., Class A
98 477
CNPC Capital Co. Ltd., Class A
458 358
Contemporary Amperex
Technology Co. Ltd., Class A
393 10,693
COSCO SHIPPING Development
Co. Ltd., Class A
25,786 9,437
COSCO SHIPPING Holdings Co.
Ltd., Class A
248 513
Country Garden Holdings Co.
Ltd.*(a)
1,231,515 76,346
Country Garden Services
Holdings Co. Ltd.
23,703 17,239
CRRC Corp. Ltd., Class A
4,663 4,472
CSC Financial Co. Ltd., Class A
11,345 33,030
CSC Financial Co. Ltd., Class H,
144A
51,846 41,419
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
2,557 7,061
DHC Software Co. Ltd., Class A
25,298 17,439
Do-Fluoride New Materials Co.
Ltd., Class A
4,160 7,607
Dong-E-E-Jiao Co. Ltd., Class A
3,613 33,660
Dongfeng Motor Group Co. Ltd.,
Class H
24,503 7,924
Dongxing Securities Co. Ltd.,
Class A
22,786 26,241
East Buy Holding Ltd.*, 144A
12,172 28,534
East Money Information Co. Ltd.,
Class A
27,364 46,724
Eastroc Beverage Group Co.
Ltd., Class A
1,071 31,530
Easyhome New Retail Group Co.
Ltd., Class A
35,034 13,642
Ecovacs Robotics Co. Ltd., Class
A
1,643 11,278
ENN Energy Holdings Ltd.
3,708 33,983
Number
of Shares Value $
Everbright Securities Co. Ltd.,
Class A
16,070 34,891
Fangda Carbon New Material
Co. Ltd.*, Class A
11,012 7,348
First Capital Securities Co. Ltd.,
Class A
30,927 22,978
Focus Media Information
Technology Co. Ltd., Class A
36,296 31,662
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
7,484 36,864
Founder Securities Co. Ltd.,
Class A
27,038 30,654
Foxconn Industrial Internet Co.
Ltd., Class A
2,567 8,092
Fujian Sunner Development Co.
Ltd., Class A
196 443
Full Truck Alliance Co. Ltd., ADR
21,823 192,915
Fuyao Glass Industry Group Co.
Ltd., Class A
2,324 14,786
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
11,588 65,395
Gan & Lee Pharmaceuticals Co.
Ltd.*, Class A
3,765 25,135
Ganfeng Lithium Group Co. Ltd.,
Class A
1,488 6,885
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
7,039 19,389
G-bits Network Technology
Xiamen Co. Ltd., Class A
714 18,174
GEM Co. Ltd., Class A
518 468
Gemdale Corp., Class A
23,152 13,475
Genscript Biotech Corp.*
34,713 44,371
GF Securities Co. Ltd., Class A
19,104 33,829
GF Securities Co. Ltd., Class H
48,873 44,229
Giant Biogene Holding Co. Ltd.*,
144A
7,720 48,797
Giant Network Group Co. Ltd.,
Class A
8,757 12,519
GigaDevice Semiconductor, Inc.,
Class A
2,328 26,621
Ginlong Technologies Co. Ltd.,
Class A
1,854 14,642
Glodon Co. Ltd., Class A
10,899 17,530
GoerTek, Inc., Class A
180 426
Goldwind Science & Technology
Co. Ltd., Class A
3,125 3,354
Goldwind Science & Technology
Co. Ltd., Class H
13,699 6,339
GoodWe Technologies Co. Ltd.,
Class A
1,197 16,922
Gree Electric Appliances, Inc. of
Zhuhai, Class A
4,388 24,572
Greenland Holdings Corp. Ltd.*,
Class A
33,609 8,694
Greentown China Holdings Ltd.
31,506 30,727
GRG Banking Equipment Co.
Ltd., Class A
7,953 11,785

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Guangdong Haid Group Co. Ltd.,
Class A
106 739
Guangdong Kinlong Hardware
Products Co. Ltd., Class A
1,531 8,009
Guangzhou Automobile Group
Co. Ltd., Class H
13,999 5,816
Guangzhou Baiyun International
Airport Co. Ltd.*, Class A
20,215 28,203
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
1,202 5,193
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H
2,798 7,958
Guangzhou Haige
Communications Group, Inc.
Co., Class A
11,374 16,948
Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A
2,383 11,043
Guangzhou Port Co. Ltd., Class
A
41,564 18,929
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
1,688 7,623
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
4,168 11,211
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
28,988 22,096
Guolian Securities Co. Ltd.*,
Class A
39,402 59,093
Guolian Securities Co. Ltd.*,
Class H
57,554 24,792
Guosen Securities Co. Ltd.,
Class A
22,694 27,915
Guotai Junan Securities Co. Ltd.,
Class A
16,114 30,907
Guotai Junan Securities Co. Ltd.,
Class H, 144A
33,148 35,168
Guoyuan Securities Co. Ltd.,
Class A
27,271 24,089
H World Group Ltd., ADR
3,603 134,140
Haidilao International Holding
Ltd., 144A
37,207 82,562
Haier Smart Home Co. Ltd.,
Class H
35,047 126,778
Hainan Airlines Holding Co.
Ltd.*, Class A
72,814 13,625
Hainan Airport Infrastructure Co.
Ltd.*, Class A
54,355 25,577
Haisco Pharmaceutical Group
Co. Ltd., Class A
6,444 27,166
Haitian International Holdings
Ltd.
4,744 14,462
Haitong Securities Co. Ltd.,
Class A
24,947 28,455
Haitong Securities Co. Ltd.,
Class H
85,323 41,880
Number
of Shares Value $
Hang Zhou Great Star Industrial
Co. Ltd., Class A
4,371 15,282
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
21,140 24,113
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
5,084 19,866
Hangzhou First Applied Material
Co. Ltd.*, Class A
8,749 31,214
Hangzhou Lion Microelectronics
Co. Ltd., Class A
5,223 15,314
Hangzhou Oxygen Plant Group
Co. Ltd., Class A
2,532 8,709
Hangzhou Robam Appliances
Co. Ltd., Class A
2,236 7,408
Hangzhou Silan Microelectronics
Co. Ltd.*, Class A
7,436 19,224
Hangzhou Tigermed Consulting
Co. Ltd., Class A
3,482 25,837
Hangzhou Tigermed Consulting
Co. Ltd.*, Class H, 144A
5,885 24,749
Hansoh Pharmaceutical Group
Co. Ltd., 144A
43,139 88,557
Haohua Chemical Science &
Technology Co. Ltd., Class A
2,197 9,144
Hebei Yangyuan Zhihui Beverage
Co. Ltd.*, Class A
6,672 23,464
Hefei Meiya Optoelectronic
Technology, Inc., Class A
3,100 7,200
Heilongjiang Agriculture Co.
Ltd., Class A
7,253 12,953
Hengan International Group Co.
Ltd.
1,187 4,127
Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
1,530 2,916
Hengtong Optic-electric Co. Ltd.,
Class A
4,852 9,987
Hithink RoyalFlush Information
Network Co. Ltd., Class A
1,594 25,584
Hongta Securities Co. Ltd.,
Class A
22,067 20,889
Hoshine Silicon Industry Co.
Ltd.*, Class A
2,794 20,298
Hoyuan Green Energy Co. Ltd.,
Class A
116 337
Hua Hong Semiconductor Ltd.*,
144A
19,243 47,718
Huaan Securities Co. Ltd., Class
A
36,381 23,026
Huadong Medicine Co. Ltd.,
Class A
4,893 21,294
Huafon Chemical Co. Ltd., Class
A
7,413 7,701
Huagong Tech Co. Ltd.*, Class A
2,197 9,056
Hualan Biological Engineering,
Inc., Class A
8,963 22,408
Huali Industrial Group Co. Ltd.,
Class A
2,111 19,652
Huaneng Lancang River
Hydropower, Inc., Class A
23,946 32,585

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Huatai Securities Co. Ltd., Class
A
17,295 32,315
Huatai Securities Co. Ltd., Class
H, 144A
39,586 45,034
Huaxi Securities Co. Ltd., Class
A
22,216 21,366
Huaxia Bank Co. Ltd., Class A
33,251 31,522
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
4,391 19,424
Huizhou Desay Sv Automotive
Co. Ltd., Class A
1,104 15,255
Humanwell Healthcare Group
Co. Ltd., Class A
6,534 17,351
Hundsun Technologies, Inc.,
Class A
7,718 21,313
Hygeia Healthcare Holdings Co.
Ltd., 144A
12,763 53,428
Iflytek Co. Ltd., Class A
5,759 33,439
Imeik Technology Development
Co. Ltd., Class A
1,052 29,113
Industrial & Commercial Bank of
China Ltd., Class A
110,726 82,725
Industrial & Commercial Bank of
China Ltd., Class H
2,020,217 1,141,373
Industrial Bank Co. Ltd., Class A
41,461 102,056
Industrial Securities Co. Ltd.,
Class A
21,427 15,802
Ingenic Semiconductor Co. Ltd.,
Class A
2,435 19,506
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
3,145 12,250
Innovent Biologics, Inc.*, 144A
39,140 176,105
iQIYI, Inc.*, ADR
9,225 42,712
Isoftstone Information
Technology Group Co. Ltd.*,
Class A
4,417 24,176
Jafron Biomedical Co. Ltd.,
Class A
7,063 26,802
Jason Furniture Hangzhou Co.
Ltd., Class A
1,741 8,585
JD Health International, Inc.*,
144A
27,629 92,352
JD Logistics, Inc.*, 144A
31,247 34,029
JD.com, Inc., ADR
19,607 580,759
JD.com, Inc., Class A
4,546 66,185
Jiangsu Eastern Shenghong Co.
Ltd.*, Class A
5,523 6,794
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
9,936 57,910
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
5,887 19,310
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
6,563 9,689
Jiangsu Yangnong Chemical Co.
Ltd., Class A
91 752
Jiangsu Yoke Technology Co.
Ltd., Class A
1,316 10,710
Number
of Shares Value $
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
4,726 25,314
Jiangxi Special Electric Motor
Co. Ltd.*, Class A
5,662 7,331
Jinko Solar Co. Ltd., Class A
7,209 8,084
Joinn Laboratories China Co.
Ltd., Class A
3,611 7,567
Joinn Laboratories China Co.
Ltd., Class H, 144A
15,974 17,254
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A
1,913 6,954
Juewei Food Co. Ltd., Class A
2,875 7,302
Juneyao Airlines Co. Ltd., Class
A
4,747 8,105
Kanzhun Ltd., ADR
8,331 177,034
KE Holdings, Inc., ADR
16,847 285,894
Keda Industrial Group Co. Ltd.*,
Class A
212 282
Kingdee International Software
Group Co. Ltd.*
66,555 68,058
Kingnet Network Co. Ltd., Class
A
12,434 18,614
Kingsoft Corp. Ltd.
34,432 110,030
Kuaishou Technology*, 144A
49,901 353,686
Kuang-Chi Technologies Co.
Ltd.*, Class A
12,727 31,923
Kunlun Tech Co. Ltd.*, Class A
5,658 27,161
LB Group Co. Ltd., Class A
637 1,834
Lenovo Group Ltd.
226,989 325,540
Lens Technology Co. Ltd., Class
A
185 389
Lepu Medical Technology Beijing
Co. Ltd., Class A
8,754 19,838
Li Auto, Inc.*, Class A
29,781 297,492
Li Ning Co. Ltd.
49,208 127,999
Liaoning Port Co. Ltd., Class A
62,873 12,025
Livzon Pharmaceutical Group,
Inc., Class A
1,792 9,542
Livzon Pharmaceutical Group,
Inc., Class H
6,303 21,350
Longfor Group Holdings Ltd.,
144A
45,455 71,465
LONGi Green Energy Technology
Co. Ltd., Class A
11,880 30,387
Longshine Technology Group
Co. Ltd.*, Class A
11,145 16,500
Lufax Holding Ltd., ADR
10,084 45,176
Luxshare Precision Industry Co.
Ltd., Class A
9,667 42,283
Mango Excellent Media Co. Ltd.,
Class A
7,946 25,277
Maxscend Microelectronics Co.
Ltd., Class A
1,714 20,472
MeiHua Holdings Group Co.
Ltd.*, Class A
8,612 13,011

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Meinian Onehealth Healthcare
Holdings Co. Ltd.*, Class A
24,181 13,940
Meituan*, Class B, 144A
135,706 1,823,094
Metallurgical Corp. of China
Ltd., Class A
902 405
Metallurgical Corp. of China
Ltd., Class H
34,653 7,530
Microport Scientific Corp.*
31,909 23,656
Ming Yang Smart Energy Group
Ltd., Class A
8,690 12,160
MINISO Group Holding Ltd.
12,701 72,732
Minth Group Ltd.
7,443 14,746
Montage Technology Co. Ltd.,
Class A
3,825 27,893
Muyuan Foods Co. Ltd., Class A
3,126 20,280
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
11,482 19,795
Nanjing Securities Co. Ltd.,
Class A
23,730 26,055
NARI Technology Co. Ltd., Class
A
7,477 23,157
National Silicon Industry Group
Co. Ltd.*, Class A
12,178 22,671
NAURA Technology Group Co.
Ltd., Class A
1,082 43,672
NavInfo Co. Ltd.*, Class A
20,977 19,424
NetEase, Inc.
53,058 933,204
New China Life Insurance Co.
Ltd., Class A
66 296
New Hope Liuhe Co. Ltd.*,
Class A
6,808 9,386
New Oriental Education &
Technology Group, Inc.*, ADR
2,870 229,399
Ninestar Corp., Class A
7,031 26,313
Ningbo Deye Technology Co.
Ltd., Class A
2,696 25,046
Ningbo Orient Wires & Cables
Co. Ltd.*, Class A
95 629
Ningbo Ronbay New Energy
Technology Co. Ltd.*, Class A
71 281
Ningbo Shanshan Co. Ltd.,
Class A
5,074 7,386
Ningbo Tuopu Group Co. Ltd.,
Class A
2,699 21,386
Ningbo Zhoushan Port Co. Ltd.,
Class A
24,146 11,794
NIO, Inc.*, ADR
39,886 214,986
Nongfu Spring Co. Ltd., Class
H, 144A
56,530 300,593
Offcn Education Technology Co.
Ltd.*, Class A
46,154 14,923
Onewo, Inc., Class H
10,790 32,342
Oppein Home Group, Inc., Class
A
971 9,092
Orient Securities Co. Ltd., Class
A
24,395 27,154
Number
of Shares Value $
Orient Securities Co. Ltd., Class
H, 144A
58,718 23,792
Ovctek China, Inc., Class A
7,380 18,227
Pacific Securities Co. Ltd.*,
Class A
51,070 23,118
People.cn Co. Ltd., Class A
7,372 22,234
People's Insurance Co. Group of
China Ltd., Class A
560 408
People's Insurance Co. Group of
China Ltd., Class H
12,912 4,489
Perfect World Co. Ltd.*, Class A
12,526 15,925
Pharmaron Beijing Co. Ltd.,
Class A
3,891 11,050
Pharmaron Beijing Co. Ltd.,
Class H, 144A
17,247 21,671
PICC Property & Casualty Co.
Ltd., Class H
83,718 108,723
Ping An Bank Co. Ltd., Class A
24,658 37,693
Ping An Insurance Group Co. of
China Ltd., Class A
20,957 124,192
Ping An Insurance Group Co. of
China Ltd., Class H
183,068 925,478
Poly Developments and
Holdings Group Co. Ltd.,
Class A
25,742 36,198
Poly Property Services Co. Ltd.,
Class H
1,542 6,426
Pop Mart International Group
Ltd., 144A
22,125 104,921
Postal Savings Bank of China
Co. Ltd., Class A
11,100 7,682
Postal Savings Bank of China
Co. Ltd., Class H, 144A
276,485 155,854
Qi An Xin Technology Group,
Inc.*, Class A
4,756 17,053
Qinghai Salt Lake Industry Co.
Ltd.*, Class A
8,875 21,113
Raytron Technology Co. Ltd.,
Class A
3,848 15,963
Red Star Macalline Group Corp.
Ltd., Class A
662 281
Remegen Co. Ltd.*, Class A
3,282 20,407
Remegen Co. Ltd.*, Class H,
144A
8,504 27,556
Rockchip Electronics Co. Ltd.,
Class A
28 220
SAIC Motor Corp. Ltd., Class A
4,000 7,744
Sanan Optoelectronics Co. Ltd.,
Class A
14,694 25,333
Sangfor Technologies, Inc.*,
Class A
2,906 21,891
Sany Heavy Industry Co. Ltd.*,
Class A
1,908 4,248
SDIC Capital Co. Ltd., Class A
28,255 23,909
Sealand Securities Co. Ltd.*,
Class A
49,848 21,673
Seazen Holdings Co. Ltd.*,
Class A
5,072 7,425

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
SenseTime Group, Inc.*, Class
B, 144A
569,404 96,073
Seres Group Co. Ltd.*, Class A
2,911 35,619
SG Micro Corp., Class A
2,351 25,092
Shandong Gold Mining Co. Ltd.,
Class A
1,293 5,125
Shandong Gold Mining Co. Ltd.,
Class H, 144A
7,378 15,844
Shandong Hi-speed Co. Ltd.,
Class A
19,938 24,251
Shandong Linglong Tyre Co.
Ltd., Class A
2,339 6,675
Shandong Sinocera Functional
Material Co. Ltd., Class A
4,509 11,850
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
61,790 36,016
Shanghai Aiko Solar Energy Co.
Ltd., Class A
9,088 14,567
Shanghai Baosight Software Co.
Ltd., Class A
4,978 27,089
Shanghai Baosight Software Co.
Ltd., Class B
20,728 45,063
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
1,054 28,955
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
6,679 21,292
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H
20,296 31,754
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
3,944 16,931
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H
16,634 25,302
Shanghai International Airport
Co. Ltd.*, Class A
7,135 34,114
Shanghai International Port
Group Co. Ltd., Class A
30,448 23,837
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
5,186 20,029
Shanghai Junshi Biosciences Co.
Ltd.*, Class A
4,649 17,175
Shanghai Junshi Biosciences Co.
Ltd.*, Class H, 144A
10,990 17,335
Shanghai Lingang Holdings
Corp. Ltd., Class A
15,471 22,883
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd.*, Class A
16,308 22,752
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd.*, Class B
69,928 27,062
Shanghai M&G Stationery, Inc.,
Class A
3,947 19,322
Shanghai MicroPort MedBot
Group Co. Ltd.*
16,974 31,503
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
154 385
Number
of Shares Value $
Shanghai Pudong Development
Bank Co. Ltd., Class A
58,077 66,644
Shanghai Putailai New Energy
Technology Co. Ltd.*, Class A
3,606 8,092
Shanghai RAAS Blood Products
Co. Ltd., Class A
27,036 26,411
Shanghai Rural Commercial
Bank Co. Ltd., Class A
24,292 26,405
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
19,691 15,660
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
10,469 28,765
Shanxi Securities Co. Ltd., Class
A
30,987 22,042
Shengyi Technology Co. Ltd.,
Class A
4,047 11,014
Shennan Circuits Co. Ltd., Class
A
902 11,161
Shenwan Hongyuan Group Co.
Ltd., Class A
68,308 42,763
Shenzhen Capchem Technology
Co. Ltd., Class A
1,798 7,768
Shenzhen Dynanonic Co. Ltd.*,
Class A
1,182 5,534
Shenzhen Goodix Technology
Co. Ltd., Class A
1,334 11,341
Shenzhen Hepalink
Pharmaceutical Group Co.
Ltd., Class A
5,961 8,161
Shenzhen Inovance Technology
Co. Ltd., Class A
4,749 37,859
Shenzhen Kaifa Technology Co.
Ltd., Class A
222 403
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
4,046 10,160
Shenzhen Kedali Industry Co.
Ltd., Class A
10 127
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
2,686 107,226
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
3,033 31,599
Shenzhen Overseas Chinese
Town Co. Ltd.*, Class A
48,718 17,361
Shenzhen Salubris
Pharmaceuticals Co. Ltd.*,
Class A
6,326 23,788
Shenzhen SC New Energy
Technology Corp., Class A
2,580 22,928
Shenzhen Sunlord Electronics
Co. Ltd., Class A
4,014 13,769
Shenzhen Transsion Holdings
Co. Ltd., Class A
1,222 22,026
Shenzhou International Group
Holdings Ltd.
24,290 242,796
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
7,259 18,138

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Shuangliang Eco-Energy
Systems Co. Ltd., Class A
302 251
Sichuan Chuantou Energy Co.
Ltd., Class A
13,091 32,440
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
615 2,709
Sichuan Swellfun Co. Ltd., Class
A
3,026 18,831
Sinolink Securities Co. Ltd.,
Class A
23,153 26,122
Sinoma Science & Technology
Co. Ltd., Class A
3,182 6,563
Sinomine Resource Group Co.
Ltd., Class A
4,284 18,214
Sinopharm Group Co. Ltd.,
Class H
32,413 87,834
Sinotrans Ltd., Class H
21,437 11,673
Skshu Paint Co. Ltd.*, Class A
3,031 18,033
Smoore International Holdings
Ltd., 144A
64,951 72,063
Songcheng Performance
Development Co. Ltd., Class A
15,936 22,387
SooChow Securities Co. Ltd.,
Class A
26,720 23,713
Southwest Securities Co. Ltd.,
Class A
46,933 24,861
Spring Airlines Co. Ltd.*, Class A
1,195 9,232
StarPower Semiconductor Ltd.,
Class A
1,412 16,974
Sungrow Power Supply Co. Ltd.,
Class A
2,230 30,281
Sunny Optical Technology Group
Co. Ltd.
13,132 72,094
Sunresin New Materials Co. Ltd.,
Class A
2,443 16,259
Sunwoda Electronic Co. Ltd.,
Class A
194 414
SUPCON Technology Co. Ltd.,
Class A
4,281 25,122
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
210 454
Suzhou Maxwell Technologies
Co. Ltd., Class A
1,457 26,334
TAL Education Group*, ADR
8,742 99,309
TangShan Port Group Co. Ltd.,
Class A
36,960 20,952
Tasly Pharmaceutical Group Co.
Ltd., Class A
7,031 13,476
TCL Technology Group Corp.*,
Class A
618 364
Tencent Holdings Ltd.
180,765 8,313,478
Tencent Music Entertainment
Group, ADR
16,745 241,965
Thunder Software Technology
Co. Ltd., Class A
2,740 21,297
Tianfeng Securities Co. Ltd.*,
Class A
57,763 22,333
Number
of Shares Value $
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
3,822 18,495
Tianqi Lithium Corp., Class A
1,561 7,749
Tianqi Lithium Corp., Class H
1,912 7,197
Tianshui Huatian Technology Co.
Ltd., Class A
7,829 8,811
Toly Bread Co. Ltd., Class A
8,064 6,624
Tongcheng Travel Holdings Ltd.*
37,686 86,034
TongFu Microelectronics Co.
Ltd.*, Class A
112 354
Tonghua Dongbao
Pharmaceutical Co. Ltd.,
Class A
14,130 17,847
Topchoice Medical Corp.*, Class
A
2,187 17,889
Topsports International Holdings
Ltd., 144A
71,119 46,362
TravelSky Technology Ltd., Class
H
39,142 51,333
Trip.com Group Ltd.*, ADR
17,058 878,658
Tsinghua Tongfang Co. Ltd.*,
Class A
22,788 17,966
Unigroup Guoxin
Microelectronics Co. Ltd.*,
Class A
3,136 23,887
Uni-President China Holdings
Ltd.
17,301 15,171
Unisplendour Corp. Ltd.*, Class
A
6,058 18,354
Universal Scientific Industrial
Shanghai Co. Ltd.*, Class A
3,697 7,727
Venustech Group, Inc., Class A
7,366 18,476
Vipshop Holdings Ltd., ADR
6,467 103,925
Walvax Biotechnology Co. Ltd.,
Class A
8,526 15,673
Wanda Film Holding Co. Ltd.*,
Class A
7,130 12,881
Wangfujing Group Co. Ltd.,
Class A
9,226 16,731
Weibo Corp.(b), ADR
4,183 37,020
Weichai Power Co. Ltd., Class A
9,239 20,225
Weichai Power Co. Ltd., Class H
38,364 68,555
Weihai Guangwei Composites
Co. Ltd.*, Class A
5,562 19,935
Western Mining Co. Ltd., Class A
1,475 3,773
Western Securities Co. Ltd.,
Class A
28,054 26,171
Western Superconducting
Technologies Co. Ltd., Class A
2,227 13,087
Will Semiconductor Co. Ltd.,
Class A
2,689 34,789
Wingtech Technology Co. Ltd.*,
Class A
1,943 8,159
Winner Medical Co. Ltd., Class A
2,529 10,376
Winning Health Technology
Group Co. Ltd., Class A
24,716 21,084

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
WUS Printed Circuit Kunshan
Co. Ltd., Class A
4,371 18,794
WuXi AppTec Co. Ltd., Class A
5,304 30,731
WuXi AppTec Co. Ltd., Class H,
144A
12,981 56,498
Wuxi Autowell Technology Co.
Ltd., Class A
43 337
Wuxi Biologics Cayman, Inc.*,
144A
114,128 162,512
Wuxi Lead Intelligent Equipment
Co. Ltd., Class A
136 374
WuXi XDC Cayman, Inc.*
6,806 13,328
Xiamen C & D, Inc., Class A
8,405 11,125
Xiamen Faratronic Co. Ltd.,
Class A
1,577 18,445
Xiaomi Corp.*, Class B, 144A
463,512 1,035,642
Xinhu Zhongbao Co. Ltd., Class
A
62,253 18,159
Xinyi Solar Holdings Ltd.
125,895 82,714
XPeng, Inc.*, Class A
29,902 123,646
Yadea Group Holdings Ltd., 144A
19,946 31,818
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
1,528 7,625
Yealink Network Technology
Corp. Ltd., Class A
5,890 30,058
Yifeng Pharmacy Chain Co. Ltd.,
Class A
3,822 23,696
Yintai Gold Co. Ltd., Class A
11,488 30,585
Yonghui Superstores Co. Ltd.*,
Class A
21,667 7,840
YongXing Special Materials
Technology Co. Ltd., Class A
1,305 7,723
Yonyou Network Technology Co.
Ltd.*, Class A
13,242 20,497
Youngor Fashion Co. Ltd., Class
A
13,027 14,250
YTO Express Group Co. Ltd.,
Class A
4,056 9,046
Yunda Holding Co. Ltd., Class A
5,849 7,146
Yunnan Baiyao Group Co. Ltd.,
Class A
4,395 31,977
Yunnan Botanee Bio-Technology
Group Co. Ltd.*, Class A
2,769 20,345
Yunnan Energy New Material Co.
Ltd., Class A
3,704 20,166
Yunnan Yuntianhua Co. Ltd.,
Class A
173 493
Zai Lab Ltd.*(b), ADR
2,298 40,858
Zangge Mining Co. Ltd., Class A
5,326 19,119
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
1,190 37,167
Zhaojin Mining Industry Co. Ltd.,
Class H
36,192 63,656
Zhefu Holding Group Co. Ltd.,
Class A
26,244 11,411
Number
of Shares Value $
Zhejiang Century Huatong
Group Co. Ltd.*, Class A
31,222 17,226
Zhejiang China Commodities
City Group Co. Ltd.*, Class A
26,322 28,539
Zhejiang Chint Electrics Co. Ltd.,
Class A
4,615 13,570
Zhejiang Dahua Technology Co.
Ltd., Class A
11,594 26,146
Zhejiang Dingli Machinery Co.
Ltd., Class A
1,120 9,793
Zhejiang Expressway Co. Ltd.,
Class H
72,424 47,305
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
10,802 25,772
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
4,847 21,401
Zhejiang Jinke Tom Culture
Industry Co. Ltd.*, Class A
26,224 13,819
Zhejiang Jiuzhou Pharmaceutical
Co. Ltd., Class A
7,258 15,069
Zhejiang Juhua Co. Ltd., Class A
2,127 6,959
Zhejiang Leapmotor Technology
Co. Ltd.*, 144A
15,264 55,606
Zhejiang NHU Co. Ltd., Class A
9,228 24,086
Zhejiang Supor Co. Ltd., Class A
1,202 8,777
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
5,511 16,409
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
3,860 9,039
Zheshang Securities Co. Ltd.,
Class A
20,551 31,019
ZhongAn Online P&C Insurance
Co. Ltd.*, Class H, 144A
23,249 39,524
Zhongsheng Group Holdings Ltd.
9,415 17,017
Zhongtai Securities Co. Ltd.,
Class A
29,880 25,736
Zhuhai Huafa Properties Co.
Ltd.*, Class A
22,232 21,871
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
9,085 35,477
Zhuzhou Kibing Group Co. Ltd.,
Class A
6,922 7,200
Zijin Mining Group Co. Ltd.,
Class A
8,961 21,466
Zijin Mining Group Co. Ltd.,
Class H
88,306 186,695
ZTE Corp.*, Class A
4,398 16,314
ZTE Corp.*, Class H
13,080 26,851
ZTO Express Cayman, Inc., ADR
7,774 177,169
(Cost $58,378,839)
41,976,783
Colombia — 0.1%
Bancolombia SA
7,821 72,527
Ecopetrol SA
27,604 16,828
Interconexion Electrica SA ESP
7,939 39,251
(Cost $102,365)
128,606

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Czech Republic — 0.1%
CEZ AS
2,011 83,813
Komercni Banka AS
1,992 68,097
(Cost $174,037)
151,910
Egypt — 0.1%
Abou Kir Fertilizers & Chemical
Industries
130 171
Commercial International Bank -
Egypt (CIB)
56,946 94,207
EFG Holding S.A.E.*
47,743 15,554
Misr Fertilizers Production Co.
SAE
12,751 11,869
Telecom Egypt Co.
16,557 10,802
(Cost $180,044)
132,603
Greece — 0.4%
Alpha Services and Holdings
SA*
63,375 106,709
Eurobank Ergasias Services and
Holdings SA*
71,855 156,948
Hellenic Telecommunications
Organization SA
6,789 99,054
JUMBO SA
2,237 64,112
National Bank of Greece SA*
17,415 150,868
Piraeus Financial Holdings SA*
14,612 57,233
Star Bulk Carriers Corp.
599 16,221
Terna Energy SA
2,915 57,626
(Cost $658,817)
708,771
Hong Kong — 0.7%
Beijing Enterprises Water Group
Ltd.
89,911 28,617
BOC Hong Kong Holdings Ltd.
112,006 350,764
C&D International Investment
Group Ltd.
24,978 50,318
China Jinmao Holdings Group
Ltd.
273,567 24,128
China Medical System Holdings
Ltd.
41,598 35,146
China Merchants Port Holdings
Co. Ltd.
35,844 50,948
China Overseas Land &
Investment Ltd.
71,269 134,278
China Resources Land Ltd.
54,424 197,568
China Ruyi Holdings Ltd.*
210,695 57,633
China State Construction
International Holdings Ltd.
40,201 53,236
China Taiping Insurance
Holdings Co. Ltd.
1,695 1,831
Far East Horizon Ltd.
68,168 54,720
Want Want China Holdings Ltd.
62,966 37,908
Yuexiu Property Co. Ltd.
50,360 36,499
(Cost $1,326,856)
1,113,594
Hungary — 0.2%
OTP Bank Nyrt
6,588 317,395
Number
of Shares Value $
Richter Gedeon Nyrt
4,503 114,049
(Cost $509,945)
431,444
India — 16.3%
ABB India Ltd.
625 62,282
Adani Green Energy Ltd.*
11,636 266,026
Adani Ports & Special Economic
Zone Ltd.
22,161 381,619
Adani Wilmar Ltd.*
2,709 11,546
Aditya Birla Capital Ltd.*
17,203 46,134
Alkem Laboratories Ltd.
973 56,074
APL Apollo Tubes Ltd.
2,677 48,264
Apollo Hospitals Enterprise Ltd.
3,222 225,394
Ashok Leyland Ltd.
7,474 20,057
Asian Paints Ltd.
7,610 262,676
Astral Ltd.
3,154 79,230
AU Small Finance Bank Ltd.,
144A
11,824 92,514
Aurobindo Pharma Ltd.
8,495 120,671
Avenue Supermarts Ltd.*, 144A
4,542 234,097
Axis Bank Ltd., GDR
1,420 99,684
Axis Bank Ltd.
62,608 871,676
Bajaj Auto Ltd.
1,089 118,523
Bajaj Finance Ltd.
4,859 389,884
Bajaj Finserv Ltd.
12,080 221,220
Bajaj Holdings & Investment Ltd.
859 81,848
Bandhan Bank Ltd., 144A
15,964 36,013
Bank of Baroda
19,371 61,475
Bank of India
15,823 24,397
Berger Paints India Ltd.
6,449 35,540
Bharat Forge Ltd.
5,431 101,146
Bharti Airtel Ltd.
72,153 1,186,613
Biocon Ltd.
16,158 59,863
Bosch Ltd.
182 66,270
Britannia Industries Ltd.*
1,480 91,841
Canara Bank
21,460 30,337
CG Power & Industrial Solutions
Ltd.
10,604 81,742
Cholamandalam Investment and
Finance Co. Ltd.
8,644 128,524
Cipla Ltd.
16,534 286,662
Colgate-Palmolive India Ltd.
4,162 132,499
Container Corp. Of India Ltd.
5,966 76,824
Cummins India Ltd.
3,034 129,082
Dabur India Ltd.
13,016 85,000
Deepak Nitrite Ltd.
1,893 49,695
Delhivery Ltd.*
10,953 50,532
Divi's Laboratories Ltd.
4,033 208,107
DLF Ltd.
11,378 111,182
Dr. Reddy's Laboratories Ltd.
4,521 313,700
Eicher Motors Ltd.
1,552 88,010

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Embassy Office Parks REIT
16,823 70,512
FSN E-Commerce Ventures Ltd.*
33,416 65,734
Gland Pharma Ltd.*, 144A
2,114 46,604
Godrej Consumer Products Ltd.
11,869 180,634
Godrej Properties Ltd.*
2,583 85,986
Grasim Industries Ltd.
1,049 29,109
Gujarat Fluorochemicals Ltd.
395 14,376
HCL Technologies Ltd.
32,053 508,455
HDFC Asset Management Co.
Ltd., 144A
2,811 130,809
HDFC Bank Ltd.
82,196 1,508,151
HDFC Life Insurance Co. Ltd.,
144A
28,735 189,286
Hero MotoCorp Ltd.
1,235 75,747
Hindalco Industries Ltd.
11,075 91,463
Hindustan Unilever Ltd.
26,889 750,268
Honeywell Automation India Ltd.
67 41,277
ICICI Bank Ltd.
152,308 2,045,553
ICICI Lombard General Insurance
Co. Ltd., 144A
7,485 141,748
ICICI Prudential Life Insurance
Co. Ltd., 144A
10,815 70,672
IDFC First Bank Ltd.*
81,600 74,687
Indian Hotels Co. Ltd.
22,695 151,551
Indian Railway Catering &
Tourism Corp. Ltd.
8,965 109,588
Indian Railway Finance Corp.
Ltd., 144A
67,801 144,421
IndusInd Bank Ltd.
17,166 300,632
Info Edge India Ltd.
1,841 125,652
Infosys Ltd.
127,515 2,149,253
InterGlobe Aviation Ltd.*, 144A
735 36,886
JSW Steel Ltd.
9,320 98,318
Jubilant Foodworks Ltd.
9,316 55,134
Kotak Mahindra Bank Ltd.
32,501 654,293
L&T Technology Services Ltd.,
144A
844 45,408
Life Insurance Corp. Of India
6,021 73,049
Linde India Ltd.
628 65,527
LTIMindtree Ltd., 144A
2,341 131,868
Lupin Ltd.
7,659 145,209
Macrotech Developers Ltd.,
144A
6,831 112,767
Mahindra & Mahindra Financial
Services Ltd.
20,187 64,717
Mahindra & Mahindra Ltd.
9,235 277,284
Marico Ltd.
18,356 130,966
Maruti Suzuki India Ltd.
2,108 313,134
Max Financial Services Ltd.*
5,770 63,468
Max Healthcare Institute Ltd.
19,493 175,567
Mphasis Ltd.
2,002 54,783
Muthoot Finance Ltd.
3,037 61,250
Number
of Shares Value $
Nestle India Ltd.
6,784 191,391
NHPC Ltd.
83,943 107,856
NMDC Ltd.
18,341 57,162
Oberoi Realty Ltd.
2,862 62,391
One 97 Communications Ltd.*
9,098 39,320
Oracle Financial Services
Software Ltd.
1,009 90,115
Page Industries Ltd.
174 74,949
Patanjali Foods Ltd.
443 7,590
PB Fintech Ltd.*
7,497 116,257
Persistent Systems Ltd.
2,681 109,541
PI Industries Ltd.
1,652 70,055
Pidilite Industries Ltd.
2,916 103,737
Power Finance Corp. Ltd.
29,586 174,547
Power Grid Corp. of India Ltd.
81,812 303,838
Procter & Gamble Hygiene &
Health Care Ltd.
369 70,605
Punjab National Bank
30,916 47,946
Rail Vikas Nigam Ltd.
7,528 34,424
REC Ltd.
26,218 168,905
Samvardhana Motherson
International Ltd.
33,760 61,173
SBI Cards & Payment Services
Ltd.
7,358 61,009
SBI Life Insurance Co. Ltd., 144A
7,733 128,440
Schaeffler India Ltd.
972 49,391
Shriram Finance Ltd.
4,624 130,406
Sona Blw Precision Forgings
Ltd., 144A
8,517 66,435
SRF Ltd.
3,475 92,061
State Bank of India
50,248 499,854
Sun Pharmaceutical Industries
Ltd.
32,707 572,001
Supreme Industries Ltd.
1,426 90,161
Suzlon Energy Ltd.*
170,621 97,400
Tata Communications Ltd.
3,525 75,098
Tata Consultancy Services Ltd.
36,205 1,592,246
Tata Consumer Products Ltd.
11,669 148,219
Tata Elxsi Ltd.
970 80,699
Tata Motors Ltd.
27,452 303,556
Tata Motors Ltd., Class A
4,111 30,459
Tata Steel Ltd.
42,649 85,430
Tech Mahindra Ltd.
23,470 345,409
Thermax Ltd.
630 40,792
Titan Co. Ltd.
6,808 264,413
Torrent Pharmaceuticals Ltd.
3,245 104,811
Trent Ltd.
4,743 259,060
Tube Investments of India Ltd.
2,007 86,003
TVS Motor Co. Ltd.
4,399 114,848
UltraTech Cement Ltd.
1,195 141,953
Union Bank of India Ltd.
4,879 9,361

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
United Spirits Ltd.
5,670 78,755
UPL Ltd.
8,745 53,305
Varun Beverages Ltd.
11,729 200,487
Vedant Fashions Ltd.
1,073 13,411
Vodafone Idea Ltd.*
333,994 61,020
Voltas Ltd.
6,585 107,266
Wipro Ltd.
53,437 280,529
Yes Bank Ltd.*
430,407 118,596
Zomato Ltd.*
101,702 218,278
Zydus Lifesciences Ltd.
6,100 73,090
(Cost $20,827,146)
27,352,323
Indonesia — 1.7%
Aneka Tambang Tbk
1,438 130
GoTo Gojek Tokopedia Tbk PT*
21,268,834 85,075
PT Astra International Tbk
159,276 42,049
PT Bank Central Asia Tbk
1,556,479 885,996
PT Bank Mandiri Persero Tbk
1,067,816 387,699
PT Bank Negara Indonesia
Persero Tbk
468,561 126,872
PT Bank Rakyat Indonesia
Persero Tbk
2,088,106 557,685
PT Barito Pacific Tbk
478,396 31,353
PT Chandra Asri Pacific Tbk
135,906 76,735
PT Charoen Pokphand Indonesia
Tbk
51,107 16,354
PT Dayamitra Telekomunikasi*
664,992 24,963
PT Elang Mahkota Teknologi Tbk
816,007 21,291
PT Indocement Tunggal Prakarsa
Tbk
2,810 1,120
PT Indofood CBP Sukses
Makmur Tbk
31,265 18,759
PT Indosat Tbk*
57,326 35,983
PT Kalbe Farma Tbk
501,599 45,993
PT Merdeka Copper Gold Tbk*
76,288 12,675
PT Sarana Menara Nusantara
Tbk
758,332 32,200
PT Sumber Alfaria Trijaya Tbk
361,937 59,024
PT Telkom Indonesia Persero
Tbk
1,445,773 258,015
PT Tower Bersama Infrastructure
Tbk
306,276 33,360
PT Unilever Indonesia Tbk
211,853 40,676
(Cost $3,317,494)
2,794,007
Ireland — 1.7%
PDD Holdings, Inc.*, ADR
(Cost $2,211,591)
19,019 2,848,666
Kazakhstan — 0.0%
Polymetal International PLC*(a)
(Cost $548,412)
28,889 0
Number
of Shares Value $
Kuwait — 0.7%
Agility Public Warehousing Co.
KSC
39,662 37,859
Boubyan Bank KSCP
32,765 61,805
Gulf Bank KSCP
76,876 63,615
Kuwait Finance House KSCP
203,534 484,052
Mabanee Co KPSC
22,346 60,424
Mobile Telecommunications Co.
KSCP
59,820 87,308
National Bank of Kuwait SAKP
142,717 398,464
(Cost $1,118,815)
1,193,527
Malaysia — 1.2%
AMMB Holdings Bhd
62,800 56,703
Axiata Group Bhd
142,052 84,501
Celcomdigi Bhd
72,600 58,765
CIMB Group Holdings Bhd
201,204 292,380
Gamuda Bhd
61,278 79,022
Hong Leong Bank Bhd
16,700 68,333
IHH Healthcare Bhd
73,600 96,789
Inari Amertron Bhd
51,400 35,490
Kuala Lumpur Kepong Bhd
764 3,386
Malayan Banking Bhd
142,156 299,896
Malaysia Airports Holdings Bhd
25,662 54,192
Maxis Bhd
85,600 66,014
MR DIY Group M Bhd, 144A
62,850 24,168
Nestle Malaysia Bhd
2,519 68,286
Petronas Chemicals Group Bhd
6,200 8,838
PPB Group Bhd
13,600 42,646
Press Metal Aluminium Holdings
Bhd
29,700 35,335
Public Bank Bhd
359,300 312,966
QL Resources Bhd
10,900 14,589
RHB Bank Bhd
67,436 78,654
Sime Darby Bhd
28,700 16,950
Telekom Malaysia Bhd
85,600 112,933
TIME dotCom Bhd
39,500 44,308
(Cost $1,825,262)
1,955,144
Mexico — 2.6%
Alfa SAB de CV, Class A
62,356 43,147
America Movil SAB de CV,
Series B
965,067 889,603
Arca Continental SAB de CV
14,484 146,985
Cemex SAB de CV*, Series CPO
48,516 36,330
Coca-Cola Femsa SAB de CV
16,372 151,983
El Puerto de Liverpool SAB de
CV, Class C1
5,519 41,457
Fibra Uno Administracion SA de
CV REIT
62,593 88,897
Fomento Economico Mexicano
SAB de CV
37,453 427,250
Gruma SAB de CV, Class B
1,201 23,191

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
7,363 137,830
Grupo Aeroportuario del Sureste
SAB de CV, Class B
3,896 130,349
Grupo Bimbo SAB de CV, Series
A
39,385 147,554
Grupo Carso SAB de CV, Series
A1
9,465 72,741
Grupo Comercial Chedraui SA
de CV
11,021 81,138
Grupo Elektra SAB DE CV
1,429 92,123
Grupo Financiero Banorte SAB
de CV, Class O
84,759 802,038
Grupo Financiero Inbursa SAB
de CV*, Class O
33,217 88,801
Grupo Mexico SAB de CV, Series
B
54,531 335,369
Industrias Penoles SAB de CV*
1,664 26,201
Kimberly-Clark de Mexico SAB
de CV, Class A
40,195 83,885
Orbia Advance Corp. SAB de CV
843 1,367
Wal-Mart de Mexico SAB de CV
149,657 559,804
(Cost $4,297,861)
4,408,043
Philippines — 0.5%
Ayala Land, Inc.
131,200 58,852
Bank of the Philippine Islands
62,214 127,788
BDO Unibank, Inc.
60,048 133,394
International Container Terminal
Services, Inc.
18,860 110,092
JG Summit Holdings, Inc.
40,040 21,211
Jollibee Foods Corp.
9,840 36,387
Metropolitan Bank & Trust Co.
33,490 35,510
PLDT, Inc.
3,185 80,550
SM Investments Corp.
9,330 138,707
SM Prime Holdings, Inc.
234,400 107,947
Universal Robina Corp.
9,610 17,571
(Cost $972,382)
868,009
Qatar — 0.6%
Commercial Bank PSQC
65,369 69,660
Dukhan Bank
49,770 48,430
Industries Qatar QSC
29,207 92,651
Masraf Al Rayan QSC
149,121 94,322
Mesaieed Petrochemical Holding
Co.
32,628 15,413
Ooredoo QPSC
17,625 45,624
Qatar International Islamic Bank
QSC
31,963 88,050
Qatar Islamic Bank SAQ
31,604 149,296
Qatar National Bank QPSC
131,623 488,028
(Cost $1,212,856)
1,091,474
Russia — 0.0%
Alrosa PJSC*(a)
246,725 0
Number
of Shares Value $
GMK Norilskiy Nickel PAO*(a)
559,300 0
Mobile TeleSystems PJSC*(a),
ADR
25,457 0
Mobile TeleSystems PJSC*(a)
32,151 0
Novolipetsk Steel PJSC*(a)
121,611 0
PIK-Spetsializirovannyy
Zastroyshchik PAO*(a)
21,692 0
Polyus PJSC*(a)
2,793 0
Sberbank of Russia PJSC*(a)
989,954 0
United Co. RUSAL International
PJSC*(a)
255,320 0
Yandex NV*(a), Class A
28,401 0
(Cost $9,710,782)
0
Saudi Arabia — 2.7%
Advanced Petrochemical Co.*
1,736 18,560
Al Rajhi Bank
58,348 1,183,854
Alinma Bank
30,099 245,562
Almarai Co. JSC
6,100 85,059
Arab National Bank
22,800 119,754
Arabian Internet &
Communications Services Co.
746 52,509
Bank AlBilad
15,517 134,249
Banque Saudi Fransi
14,896 133,046
Bupa Arabia for Cooperative
Insurance Co.
1,759 108,334
Co. for Cooperative Insurance
1,424 49,888
Dr Sulaiman Al Habib Medical
Services Group Co.
1,741 124,493
Etihad Etisalat Co.
9,993 124,556
Jarir Marketing Co.
16,292 55,252
Mouwasat Medical Services Co.
2,234 63,732
Nahdi Medical Co.
1,314 45,894
Riyad Bank
27,710 180,266
Sahara International
Petrochemical Co.
4,859 38,670
Saudi Awwal Bank
18,801 191,985
Saudi Basic Industries Corp.
22,561 457,151
Saudi Industrial Investment
Group
2,449 13,986
Saudi Kayan Petrochemical Co.*
9,208 19,566
Saudi National Bank
53,327 481,275
Saudi Telecom Co.
54,736 525,367
Savola Group*
2,455 28,244
Yanbu National Petrochemical
Co.
7,017 67,725
(Cost $4,318,239)
4,548,977
Singapore — 0.0%
BOC Aviation Ltd., 144A
(Cost $48,747)
6,230 46,187
South Africa — 2.8%
Absa Group Ltd.
25,546 202,401

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Anglo American Platinum Ltd.
841 27,272
Aspen Pharmacare Holdings Ltd.
11,473 141,594
Bid Corp. Ltd.
9,986 220,559
Bidvest Group Ltd.
6,669 87,002
Capitec Bank Holdings Ltd.
2,853 322,752
Clicks Group Ltd.
7,762 121,933
Discovery Ltd.
16,867 98,268
FirstRand Ltd.
141,729 489,305
Gold Fields Ltd.
26,690 414,905
Impala Platinum Holdings Ltd.
10,343 52,854
Investec Ltd.
7,134 46,622
MTN Group Ltd.
50,488 220,053
MultiChoice Group*
12,056 72,070
Naspers Ltd., Class N
5,418 1,072,904
Nedbank Group Ltd.
10,162 123,320
Northam Platinum Holdings Ltd.
3,380 23,288
OUTsurance Group Ltd.
27,965 59,487
Pepkor Holdings Ltd., 144A
35,610 32,116
Sanlam Ltd.
48,192 181,326
Shoprite Holdings Ltd.
8,195 108,682
Sibanye Stillwater Ltd.
28,629 35,901
Standard Bank Group Ltd.
37,673 358,531
Vodacom Group Ltd.
20,415 100,245
Woolworths Holdings Ltd.
25,209 72,906
(Cost $5,502,671)
4,686,296
South Korea — 9.9%
Alteogen, Inc.*
756 101,506
Amorepacific Corp.
518 72,656
AMOREPACIFIC Group
354 9,780
Celltrion Pharm, Inc.*
605 38,977
Celltrion, Inc.
4,521 575,350
Cheil Worldwide, Inc.
1,561 21,072
Chunbo Co. Ltd.*
293 15,554
CJ CheilJedang Corp.
50 12,621
CJ Corp.
271 26,991
CJ ENM Co. Ltd.*
517 33,420
CJ Logistics Corp.
47 3,520
CosmoAM&T Co. Ltd.*
593 66,386
Coway Co. Ltd.
980 39,921
Daewoo Engineering &
Construction Co. Ltd.*
112 296
DB Insurance Co. Ltd.
281 21,006
DL E&C Co. Ltd.
260 6,385
Dongsuh Cos., Inc.
765 10,360
Doosan Co. Ltd.
160 23,806
Doosan Enerbility Co. Ltd.*
5,324 79,982
Doosan Fuel Cell Co. Ltd.*
1,081 19,129
Ecopro BM Co. Ltd.*
747 103,211
Ecopro Co. Ltd.*
2,569 175,157
Number
of Shares Value $
E-MART, Inc.
165 7,305
F&F Co. Ltd. / New
295 14,275
Fila Holdings Corp.
1,338 38,075
Green Cross Corp.
59 4,888
Hana Financial Group, Inc.
8,637 384,893
Hanjin Kal Corp.
639 29,399
Hankook Tire & Technology Co.
Ltd.
47 1,489
Hanmi Pharm. Co. Ltd.
206 42,181
Hanmi Science Co. Ltd.
853 19,437
Hanmi Semiconductor Co. Ltd.
1,306 152,526
Hanon Systems
4,538 16,421
Hansol Chemical Co. Ltd.
201 27,510
Hanssem Co. Ltd.
295 12,379
Hanwha Solutions Corp.
2,909 66,078
HD Hyundai Infracore Co. Ltd.*
63 378
HLB, Inc.*
2,576 113,865
HMM Co. Ltd.
1,635 21,256
Hugel, Inc.*
281 38,764
HYBE Co. Ltd.
432 62,403
Hyundai Autoever Corp.
171 18,279
Hyundai Department Store Co.
Ltd.
274 9,826
Hyundai Engineering &
Construction Co. Ltd.
647 15,514
Hyundai Glovis Co. Ltd.
169 21,910
Hyundai Mobis Co. Ltd.
742 114,954
Hyundai Motor Co.
2,236 408,586
Industrial Bank of Korea
9,200 91,432
JYP Entertainment Corp.
858 36,004
Kakao Corp.
9,204 287,843
Kakao Games Corp.*
1,667 25,705
KakaoBank Corp.
4,277 68,732
Kakaopay Corp.*
1,196 26,778
KB Financial Group, Inc.
11,063 634,432
KCC Corp.
2 425
KEPCO Engineering &
Construction Co., Inc.
612 30,897
KEPCO Plant Service &
Engineering Co. Ltd.
505 13,550
Kia Corp.
2,467 209,719
KIWOOM Securities Co. Ltd.
509 49,189
Korea Investment Holdings Co.
Ltd.
1,199 56,462
Korea Zinc Co. Ltd.
49 18,651
Korean Air Lines Co. Ltd.
859 12,936
Krafton, Inc.*
583 105,269
KT Corp.
2,454 64,870
KT&G Corp.
3,148 189,851
Kum Yang Co. Ltd.*
745 44,822
Kumho Petrochemical Co. Ltd.
26 2,768

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
L&F Co. Ltd.*
497 56,142
LEENO Industrial, Inc.
288 55,747
LG Chem Ltd.
860 218,331
LG Corp.
1,083 63,593
LG Display Co. Ltd.*
3,373 24,191
LG Electronics, Inc.
1,315 99,536
LG Energy Solution Ltd.*
971 232,134
LG H&H Co. Ltd.
176 53,071
LG Innotek Co. Ltd.
433 77,559
LG Uplus Corp.
7,095 49,451
Lotte Energy Materials Corp.
807 27,744
Lotte Shopping Co. Ltd.
401 19,086
Meritz Financial Group, Inc.
2,687 149,240
Mirae Asset Securities Co. Ltd.
10,802 56,251
NAVER Corp.
4,051 497,981
NCSoft Corp.
362 49,755
Netmarble Corp.*, 144A
744 32,349
NH Investment & Securities Co.
Ltd.
6,329 56,134
OCI Holdings Co. Ltd.
49 3,429
Orion Corp.
291 19,273
Pan Ocean Co. Ltd.
2,520 7,835
Pearl Abyss Corp.*
1,229 36,793
Posco DX Co. Ltd.
1,093 27,906
POSCO Future M Co. Ltd.
508 91,910
S-1 Corp.
298 13,689
Samsung Biologics Co. Ltd.*,
144A
527 277,859
Samsung C&T Corp.
1,418 138,364
Samsung Card Co. Ltd.
1,430 41,829
Samsung E&A Co. Ltd.*
3,598 60,809
Samsung Electro-Mechanics
Co. Ltd.
1,732 193,897
Samsung Electronics Co. Ltd.
85,507 4,539,211
Samsung Fire & Marine
Insurance Co. Ltd.
397 99,927
Samsung Life Insurance Co. Ltd.
1,323 80,552
Samsung SDI Co. Ltd.
1,551 419,522
Samsung SDS Co. Ltd.
1,084 119,944
Samsung Securities Co. Ltd.
2,579 67,243
SD Biosensor, Inc.*
1,305 9,463
Shinhan Financial Group Co. Ltd.
13,056 444,614
Shinsegae, Inc.
222 26,168
SK Biopharmaceuticals Co. Ltd.*
965 59,522
SK Bioscience Co. Ltd.*
1,075 40,141
SK Chemicals Co. Ltd.
124 4,756
SK Hynix, Inc.
15,866 2,168,103
SK IE Technology Co. Ltd.*, 144A
1,087 33,877
SK Innovation Co. Ltd.*
404 29,179
SK Networks Co. Ltd.
1,739 6,343
Number
of Shares Value $
SK Square Co. Ltd.*
3,141 176,044
SK Telecom Co. Ltd.
3,363 123,876
SKC Co. Ltd.*
165 16,589
Soulbrain Co. Ltd.
59 14,041
SSANGYONG C&E Co. Ltd.
5,265 26,657
Studio Dragon Corp.*
765 24,864
Wemade Co. Ltd.*
719 22,174
Woori Financial Group, Inc.
19,028 194,740
Yuhan Corp.
1,876 93,221
(Cost $15,215,126)
16,642,671
Taiwan — 21.1%
Accton Technology Corp.
12,684 197,343
Acer, Inc.
23,366 38,157
Advantech Co. Ltd.
13,783 150,194
Airtac International Group
2,671 84,103
Alchip Technologies Ltd.
1,761 156,019
ASE Technology Holding Co. Ltd.
103,172 500,031
Asia Cement Corp.
820 1,052
Asia Vital Components Co. Ltd.
4,727 112,214
ASMedia Technology, Inc.
957 59,085
ASPEED Technology, Inc.
976 109,820
Asustek Computer, Inc.
20,845 330,107
AUO Corp.*
165,200 90,775
Catcher Technology Co. Ltd.
7,703 53,384
Cathay Financial Holding Co.
Ltd.*
394,968 685,226
Chailease Holding Co. Ltd.
47,692 223,782
Chang Hwa Commercial Bank
Ltd.
189,039 106,208
Chicony Electronics Co. Ltd.
10,672 61,441
China Airlines Ltd.
173 120
China Development Financial
Holding Corp.*
493,270 214,704
China Steel Corp.
153,203 112,322
Chroma ATE, Inc.
8,974 78,953
Chunghwa Telecom Co. Ltd.
115,852 457,772
Compal Electronics, Inc.
497 568
CTBC Financial Holding Co. Ltd.
514,892 562,671
Delta Electronics, Inc.
57,024 572,106
E Ink Holdings, Inc.
22,780 154,356
E.Sun Financial Holding Co. Ltd.
451,991 399,054
Eclat Textile Co. Ltd.
7,273 108,891
Elite Material Co. Ltd.
7,489 94,439
eMemory Technology, Inc.
1,774 120,479
Eva Airways Corp.
15,005 16,583
Evergreen Marine Corp. Taiwan
Ltd.
4,497 29,222
Far Eastern New Century Corp.
36,299 37,874
Far EasTone
Telecommunications Co. Ltd.
51,163 131,880
Feng TAY Enterprise Co. Ltd.
18,689 89,135

DBX ETF Trust | 17
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
First Financial Holding Co. Ltd.
307,714 261,225
Formosa Chemicals & Fibre
Corp.
53,363 87,143
Formosa Plastics Corp.
84,330 169,993
Formosa Sumco Technology
Corp.
69 361
Foxconn Technology Co. Ltd.
21,434 48,368
Fubon Financial Holding Co. Ltd.
241,815 547,917
Giant Manufacturing Co. Ltd.
8,653 58,098
Global Unichip Corp.
2,193 98,500
Globalwafers Co. Ltd.
4,637 75,437
Gold Circuit Electronics Ltd.*
4,014 24,658
Highwealth Construction Corp.
47,609 67,312
Hiwin Technologies Corp.
450 3,091
Hon Hai Precision Industry Co.
Ltd.
320,033 1,699,255
Hotai Motor Co. Ltd.
6,223 117,952
Hua Nan Financial Holdings Co.
Ltd.
239,623 184,929
Innolux Corp.*
174,978 75,352
Inventec Corp.
99,137 163,729
Largan Precision Co. Ltd.
1,743 122,409
Lite-On Technology Corp.
44,392 147,316
Lotes Co. Ltd.
2,558 126,739
Macronix International Co. Ltd.
9,501 7,963
MediaTek, Inc.
26,774 1,020,741
Mega Financial Holding Co. Ltd.
337,287 406,589
Merida Industry Co. Ltd.
5,978 42,260
Micro-Star International Co. Ltd.
17,029 100,668
momo.com, Inc.
2,124 28,784
Nan Ya Plastics Corp.
88,299 145,012
Nan Ya Printed Circuit Board
Corp.
4,636 27,979
Nanya Technology Corp.
36,526 72,727
Nien Made Enterprise Co. Ltd.
2,925 31,693
Novatek Microelectronics Corp.
16,842 308,307
Oneness Biotech Co. Ltd.
11,813 54,882
Pegatron Corp.
33,081 108,248
PharmaEssentia Corp.*
7,799 100,395
Phison Electronics Corp.
2,885 52,991
Polaris Group*
5,199 11,555
Pou Chen Corp.
45,314 52,387
Powerchip Semiconductor
Manufacturing Corp.*
50,450 38,779
Powertech Technology, Inc.
21,541 118,364
Quanta Computer, Inc.
63,931 540,751
Realtek Semiconductor Corp.
8,306 139,228
Ruentex Development Co. Ltd.*
36,266 49,931
Ruentex Industries Ltd.*
21,882 46,136
Shanghai Commercial & Savings
Bank Ltd.
116,750 165,967
Number
of Shares Value $
Shin Kong Financial Holding Co.
Ltd.*
423,305 123,487
Sino-American Silicon Products,
Inc.
7,826 50,371
SinoPac Financial Holdings Co.
Ltd.
278,878 198,436
Synnex Technology International
Corp.
12,746 33,209
TA Chen Stainless Pipe
93 110
Taishin Financial Holding Co.
Ltd.
408,197 231,859
Taiwan Business Bank
199,659 104,162
Taiwan Cement Corp.
42,490 43,285
Taiwan Cooperative Financial
Holding Co. Ltd.
211,321 166,674
Taiwan Fertilizer Co. Ltd.
850 1,674
Taiwan High Speed Rail Corp.
85,230 78,931
Taiwan Mobile Co. Ltd.
71,001 231,234
Taiwan Semiconductor
Manufacturing Co. Ltd.
705,070 17,869,435
Tatung Co. Ltd.*
37,798 63,242
Teco Electric and Machinery
Co. Ltd.
2,261 3,923
Tripod Technology Corp.
3,369 22,048
Unimicron Technology Corp.
29,318 165,171
Uni-President Enterprises Corp.
71,700 177,070
United Microelectronics Corp.
342,472 581,464
Vanguard International
Semiconductor Corp.
28,402 94,252
VisEra Technologies Co. Ltd.
4,156 35,410
Voltronic Power Technology
Corp.
1,206 63,103
Walsin Lihwa Corp.
624 712
Walsin Technology Corp.
5,871 20,752
Wan Hai Lines Ltd.
1,039 2,556
Win Semiconductors Corp.
14,146 61,791
Winbond Electronics Corp.
33,590 25,923
Wistron Corp.
59,777 206,675
Wiwynn Corp.
1,780 135,723
WPG Holdings Ltd.
6,923 18,422
WT Microelectronics Co. Ltd.
9,759 34,795
Yageo Corp.
7,409 151,409
Yang Ming Marine Transport
Corp.
2,038 4,498
Yuanta Financial Holding Co.
Ltd.
340,188 332,375
Yulon Finance Corp.
12,073 55,345
Yulon Motor Co. Ltd.
7,028 15,295
Zhen Ding Technology Holding
Ltd.
12,798 48,199
(Cost $27,325,345)
35,345,211
Thailand — 1.7%
Advanced Info Service PCL,
NVDR
39,000 215,194

18 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Airports of Thailand PCL, NVDR
97,000 171,378
Asset World Corp. PCL, NVDR
360,900 37,277
Bangkok Bank PCL
16,300 60,699
Bangkok Bank PCL, NVDR
16,900 62,703
Bangkok Dusit Medical Services
PCL, NVDR
165,300 121,313
Bangkok Expressway & Metro
PCL
167,200 35,676
Bangkok Expressway & Metro
PCL, NVDR
234,600 50,057
Bangkok Life Assurance PCL,
NVDR
17,900 9,974
Berli Jucker PCL, NVDR
17,500 10,560
BTS Group Holdings PCL,
NVDR(b)
276,700 36,101
Bumrungrad Hospital PCL,
NVDR
17,900 117,744
Carabao Group PCL, NVDR
11,800 22,532
Central Pattana PCL, NVDR
50,500 78,585
Central Retail Corp. PCL
41,300 34,239
Central Retail Corp. PCL, NVDR
59,300 49,161
Charoen Pokphand Foods PCL,
NVDR*
96,900 60,052
Com7 PCL, NVDR
29,000 13,952
CP ALL PCL, NVDR
154,100 240,847
CP Axtra PCL
19,600 15,317
CP Axtra PCL, NVDR
50,700 39,620
Delta Electronics Thailand PCL,
NVDR
16,100 32,274
Energy Absolute PCL, NVDR(b)
74,100 46,124
Home Product Center PCL,
NVDR
167,800 42,418
Indorama Ventures PCL, NVDR
5,700 3,579
Intouch Holdings PCL, Class F
3,400 6,215
Intouch Holdings PCL, NVDR
38,500 70,376
JMT Network Services PCL,
NVDR
39,700 16,618
Kasikornbank PCL, NVDR
38,800 138,157
KCE Electronics PCL, NVDR
15,900 17,828
Krung Thai Bank PCL, NVDR
100,200 46,845
Krungthai Card PCL
27,300 33,949
Krungthai Card PCL, NVDR
27,000 33,576
Land & Houses PCL, NVDR(b)
221,700 39,772
Minor International PCL, NVDR
96,383 80,559
Muangthai Capital PCL
600 726
Muangthai Capital PCL, NVDR(b)
39,300 47,536
Ngern Tid Lor PCL
70,726 38,256
Ngern Tid Lor PCL, NVDR
63,414 34,301
Osotspa PCL, NVDR
35,600 22,063
PTT Global Chemical PCL, NVDR
38,700 36,554
Siam Global House PCL,
NVDR(b)
38,309 17,285
Srisawad Corp. PCL, NVDR
54,380 61,342
Number
of Shares Value $
Thai Beverage PCL
143,500 52,551
Thai Life Insurance PCL
71,300 16,861
Thai Life Insurance PCL, NVDR
60,200 14,236
Tisco Financial Group PCL,
NVDR
29,600 78,646
TMBThanachart Bank PCL,
NVDR
1,187,477 54,548
TOA Paint Thailand PCL
58,500 36,413
True Corp. PCL*
96,100 22,464
True Corp. PCL, NVDR*
449,869 105,161
WHA Corp. PCL, NVDR
439,600 65,122
(Cost $3,611,666)
2,795,336
Turkey — 0.8%
Akbank TAS
59,195 122,032
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS*
3,371 10,340
Aydem Yenilenebilir Enerji AS*
25,661 27,040
Bera Holding AS
21,329 11,688
BIM Birlesik Magazalar AS
11,011 164,092
Borusan Yatirim ve Pazarlama
AS
299 22,651
Bosch Fren Sistemleri Sanayi ve
Ticaret AS
861 23,931
Celebi Hava Servisi AS
571 37,920
Deva Holding AS*
5,733 16,268
Dogus Otomotiv Servis Ve
Ticaret AS
3,012 28,335
Eczacibasi Yatirim Holding
Ortakligi AS*
1,077 7,935
Ege Endustri Ve Ticaret AS
28 11,188
Eis Eczacibasi Ilac Ve Sinai Ve
Finansal Yatirimlar Sanayi Ve
Ticaret AS*
13,448 22,045
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS* REIT
84,860 23,317
Girisim Elektrik Taahhut Ticaret
VE Sanayi AS*
3,472 6,478
Haci Omer Sabanci Holding AS
5,739 17,408
Hektas Ticaret TAS*
47,162 21,378
Investco Holding AS*
1,795 18,391
Is Gayrimenkul Yatirim Ortakligi
AS* REIT
44,621 23,052
Is Yatirim Menkul Degerler AS
26,812 32,365
Kiler Holding AS*
22,091 22,469
Koza Altin Isletmeleri AS
44,736 29,001
Logo Yazilim Sanayi Ve Ticaret
AS*
7,485 20,473
Mavi Giyim Sanayi Ve Ticaret
AS, Class B, 144A
7,373 21,849
MLP Saglik Hizmetleri AS*, 144A
4,669 39,175
Pegasus Hava Tasimaciligi AS*
847 5,306
Penta Teknoloji Urunleri Dagitim
Ticaret AS*
14,625 7,324

DBX ETF Trust | 19
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Sarkuysan Elektrolitik Bakir
Sanayi Ve Ticaret AS
4,466 4,512
Sasa Polyester Sanayi AS*
39,777 54,313
Selcuk Ecza Deposu Ticaret Ve
Sanayi AS
4,054 6,137
Smart Gunes Enerjisi
Teknolojileri ArGe Uretim
Sanayi VE Ticaret AS*
4,517 7,040
Torunlar Gayrimenkul Yatirim
Ortakligi AS* REIT
17,813 26,347
Turk Hava Yollari AO*
5,873 55,203
Turk Telekomunikasyon AS*
25,426 36,407
Turkcell Iletisim Hizmetleri AS
40,110 124,031
Turkiye Is Bankasi AS, Class C
180,259 90,159
Turkiye Sigorta AS
13,718 32,326
Turkiye Sinai Kalkinma Bankasi
AS*
23,712 8,135
Verusa Holding AS
3,025 24,231
Ziraat Gayrimenkul Yatirim
Ortakligi AS
111,229 28,179
(Cost $1,025,608)
1,290,471
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank
PJSC
89,426 189,903
Abu Dhabi Islamic Bank PJSC
36,414 111,233
Agility Global PLC
181,857 62,384
Aldar Properties PJSC
73,226 109,648
Alpha Dhabi Holding PJSC*
36,048 106,582
Borouge PLC
62,319 40,211
Dubai Islamic Bank PJSC
55,189 82,940
Emaar Properties PJSC
115,388 240,637
Emirates NBD Bank PJSC
72,306 306,111
Emirates Telecommunications
Group Co. PJSC
105,438 462,164
First Abu Dhabi Bank PJSC
132,670 418,990
International Holding Co. PJSC*
8,554 947,844
Multiply Group PJSC*
110,370 56,792
(Cost $2,534,607)
3,135,439
United States — 0.1%
BeiGene Ltd.*, ADR
1,133 168,647
BeiGene Ltd.*, Class A
769 12,858
Parade Technologies Ltd.
2,101 49,875
(Cost $371,248)
231,380
TOTAL COMMON STOCKS
(Cost $173,030,051)
161,564,064
PREFERRED STOCKS — 1.6%
Brazil — 1.0%
Banco Bradesco SA
156,072 376,235
Centrais Eletricas Brasileiras SA,
Class B
8,164 60,781
Cia Energetica de Minas Gerais
44,539 84,319
Number
of Shares Value $
Companhia Paranaense de
Energia, Class B
28,623 49,449
Itau Unibanco Holding SA
144,106 850,787
Itausa SA
101,686 188,248
(Cost $1,446,728)
1,609,819
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $129,429)
2,559 119,775
Colombia — 0.1%
Bancolombia SA
(Cost $116,071)
16,806 147,948
Russia — 0.0%
Sberbank of Russia PJSC*(a)
(Cost $275,893)
71,636 0
South Korea — 0.4%
Doosan Co. Ltd.
274 17,059
Hyundai Motor Co.
49 5,429
Hyundai Motor Co. - 2nd
Preferred
288 31,950
LG Chem Ltd.
175 29,956
Samsung Electronics Co. Ltd.
14,427 628,325
Samsung SDI Co. Ltd.
179 28,830
(Cost $740,560)
741,549
TOTAL PREFERRED STOCKS
(Cost $2,708,681)
2,619,091
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/7/24
400 0
BTS Group Holdings PCL*
,
expires 11/20/26
800 1
(Cost $0)
1
TOTAL WARRANTS
(Cost $0)
1
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(c)(d), 5.24%
(Cost $210,259)
210,259 210,259

20 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
CASH EQUIVALENTS — 2.0%
DWS Government Money
Market Series "Institutional
Shares"(c), 5.26%
(Cost $3,365,801)
3,365,801 3,365,801
TOTAL INVESTMENTS
— 100.0%
(Cost $179,314,792)
167,759,216
Other assets and liabilities, net
— (0.0)%
(65,419)
NET ASSETS — 100.0%
167,693,797
 (a)  *(b)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (c)(d)
— 210,259 (e) — — — 8,902 — 210,259 210,259
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series "Institutional Shares", 5.26% (c)
1,488,084 145,677,539 (143,799,822) — — 133,175 — 3,365,801 3,365,801
1,488,084 145,887,798 (143,799,822) — — 142,077 — 3,576,060 3,576,060
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $194,227, which is 0.1% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

DBX ETF Trust | 21
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Securities are listed in country of domicile.
At May 31, 2024 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSC: Kuwait Shareholding Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
SAQ: Societe Anonyme Qatar
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
46,179,828 28 .2
Information Technology
45,257,683 27 .6
Communication Services
19,780,342 12 .1
Consumer Discretionary
18,456,983 11 .2
Industrials
8,250,432 5 .0
Health Care
7,782,037 4 .7
Consumer Staples
7,678,910 4 .7
Materials
5,517,406 3 .3
Real Estate
2,975,982 1 .8
Utilities
2,257,546 1 .4
Energy
46,007 0 .0
Total
164,183,156 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
MSCI Emerging Markets Index Future
USD 78 4,051,930 4,120,350 6/21/2024 68,420
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar

22 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
During the period ended May 31, 2024, the amount of transfers from Level 1 to Level 3 was $93,399. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EMCR-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 161,487,718 $ — $ 76,346 $ 161,564,064
Preferred Stocks (a)
2,619,091 — — 2,619,091
Warrants
1 — — 1
Short-Term Investments (a)
3,576,060 — — 3,576,060
Derivatives (b)
Futures Contracts
68,420 — — 68,420
TOTAL
$ 167,751,290 $ — $ 76,346 $ 167,827,636
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.